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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:

     ING Corporate Leaders Trust Fund
     (formerly Pilgrim Corporate Leaders Trust Fund)
     7337 East Doubletree Ranch Road
     Scottsdale, AZ 85258-2034

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):               [X]


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3.   Investment Company Act File Number: 811-0091

     Securities Act File Number:         002-10694

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4(a). Last day of fiscal year for which this Form is filed:

     December 31, 2002

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

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PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE
NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

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5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities  sold
          during  the  fiscal  year   pursuant  to
          section 24(f):                                          $   29,593,404
                                                                  --------------

     (ii) Aggregate  price of securities  redeemed
          or repurchased during the fiscal year:   $   47,116,445
                                                   --------------

    (iii) Aggregate  price of securities  redeemed
          or  repurchased  during any prior fiscal
          year ending no earlier  than October 11,
          1995  that were not  previously  used to
          reduce  registration fees payable to the
          Commission:                              $  261,590,060
                                                   --------------

     (iv) Total available  redemption credits [add
          Items 5(ii) and 5(iii)]:                                $  308,706,505
                                                                  --------------

     (v)  Net  sales  -- if Item  5(i) is  greater
          than Item  5(iv)  [subtract  Item  5(iv)
          from Item 5(i)]:                                        $            0
                                                                  --------------

     (vi) Redemption  credits available for use in
          future  years  -- if  Item  5(i) is less
          than Item  5(iv)  [subtract  Item  5(iv)
          from Item 5(i)]:                         $  279,113,101
                                                   --------------

    (vii) Multiplier for determining  registration
          fee (See x Instruction C.9):                                  0.000092
                                                                  --------------

   (viii) Registration  fee due [multiply  Item
          5(v) by Item =$ 5(vii)] (enter "0" if no
          fee is due):                                            $            0
                                                                  ==============

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

     $

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
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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

     $0

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

     Method of Delivery:

                             [ ] Wire Transfer
                             [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Todd Modic
                              ------------------------------------
                              Todd Modic, Assistant Vice President


Date: March 28, 2003

  *Please print the name and title of the signing officer below the signature.